Share capital of the Company (Tables)	12 Months Ended
Dec. 31, 2018
Share capital of the Company
Summary of classes of share capital

	Allotted, called-up and fully paid
	2018	2017	2016
	$m	$m	$m
Issued Ordinary Shares ($0.25 each)	317	317	316
Redeemable Preference Shares (£1 each – £50,000)	–	–	–
At 31 December	317	317	316

Summary of movement of ordinary shares

	No. of shares
	2018	2017	2016
At 1 January	1,266,221,605	1,265,229,424	1,264,122,670
Issues of shares (share schemes)	817,831	992,181	1,106,754
At 31 December	1,267,039,436	1,266,221,605	1,265,229,424